Oil and Gas Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 3,189.9	$ 3,512.3	[1]
Oil and gas sales
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,499.0	3,847.0	[1]
Oil and gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,499.0	3,847.0
Oil and gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	612.9	646.1
Oil and gas sales | Canada and United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,111.9	4,493.1
Crude oil sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,082.5	3,319.1
Crude oil sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	569.6	553.3
NGL sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	180.2	224.8
NGL sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	27.0	55.2
Natural gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	236.3	303.1
Natural gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 16.3	$ 37.6

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.